Investments in Affiliates (Schedule of Cost Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Carrrying value	$ 156	$ 147
Dividend income	85	80	73
Kumming Cellulose Fibers Co. Ltd. [Member] | Consumer Specialties [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	30.00%	30.00%
Carrrying value	14	14
Dividend income	13	12	11
Nantong Cellulose Fibers Co. Ltd. [Member] | Consumer Specialties [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	31.00%	31.00%
Carrrying value	106	97
Dividend income	59	56	51
Zhuhai Cellulose Fibers Co. Ltd. [Member] | Consumer Specialties [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	30.00%	30.00%
Carrrying value	14	14
Dividend income	11	10	9
InfraServ GmbH & Co. Wiesbaden KG [Member] | Other Activities [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	8.00%	8.00%
Carrrying value	6	6
Dividend income	2	2	2
Other Noncontrolling Interests [Member]
Noncontrolling Interest [Line Items]
Carrrying value	16	16
Dividend income	$ 0	$ 0	$ 0